N-4	Apr. 28, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Massachusetts Mutual Variable Annuity Separate Account 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?	No. Currently, we do not assess any transaction charges.	Charges and Deductions

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.32%(1)	1.32%(1)
	Fund fees and expenses	0.51%(2)	1.92%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	—%(3)	—%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,596	$4,289

Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Classes and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

		[1],[2],[3],[4],[5]
Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)

Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 6,300
Transaction Charges [Text Block]	Are There Transaction Charges? No. Currently, we do not assess any transaction charges. Charges and Deductions
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
Annual Fee
Minimum
Maximum
Base Contract
1.32%(1)
1.32%(1)
Fund fees and expenses
0.51%(2)
1.92%(2)
Optional benefits available
for an additional charge
(for a single optional benefit,
if elected)
—%(3)
—%(4)
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.
Lowest Annual Cost:
Highest Annual Cost:(5)
$1,596
$4,289
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Classes and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
		[1],[2],[3],[4],[5]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.32%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.51%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.92%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Footnotes [Text Block]	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.
Lowest Annual Cost [Dollars]	$ 1,596
Highest Annual Cost [Dollars]	$ 4,289
Highest Annual Cost Footnotes [Text Block]	The calculation of the current highest annual cost assumes election of the RetirePay feature.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No.
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs may apply for up to seven years following your last Purchase Payment.
  If CDSCs apply, they will reduce the value of your Contract if you withdraw money during the  CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
  Withdrawals may result in income taxes and premature distribution taxes.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
  An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund and fixed account has its own unique risks.
  You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
  Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]
Yes.
  MassMutual reserves the right to remove or substitute Funds as investment options available under the Contract.
  We reserve the right to limit transfers if frequent or large transfers occur.
  We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term or into a current DCA Term.
  While  RetirePay is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement or Appendix H  depending upon your Issue Date to see the investment options available to you while RetirePay is in effect.

Optional Benefit Restrictions [Text Block]
Yes.
  Your Contract will be subject to investment allocation restrictions while  RetirePay is in effect. This means you will be limited in your choice of Sub-Account investments, and may be limited in how much you can invest in certain Sub-Accounts. We impose these allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under  RetirePay.
  Withdrawals that are prior to the Guaranteed Lifetime Withdrawal Date are Excess Withdrawals. On or after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal. Excess Withdrawals can result in a significant reduction or elimination of your Benefit Base, depending upon the amount of the withdrawal.
  You may not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year while RetirePay is in effect. You may not make additional Purchase Payments on or after the Guaranteed Lifetime Withdrawal Date while RetirePay is in effect or after you elect the RetirePay Charge Increase Opt-Out.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
  If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax benefit.
  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Investment Professional Compensation [Text Block]
  Your registered representative may receive compensation, in the form of commissions, for selling the Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.
  This conflict of interest may influence your registered representative to offer or recommend the Contract over another investment.

Exchanges [Text Block]
  In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Item 4. Fee Table [Text Block]
Additional Information about Fees
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%
The next table describes the fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)	1.30%(2)	1.30%(2)

Optional Benefit Expenses	Maximum	Current
RetirePay (as a percentage of Benefit Base)(1)

Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up
	2.50% 2.50% 2.50% 2.50%	For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement that accompanies the prospectus or Appendix H depending upon your Issue Date.
Annual Fund Operating Expenses
The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.51%	1.92%
		[6],[7],[8],[9],[10]
Transaction Expenses [Table Text Block]

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.The CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).See “Charges and Deductions – Contingent Deferred Sales Charge (CDSC)” for more information.
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)	1.30%(2)	1.30%(2)

Optional Benefit Expenses	Maximum	Current
RetirePay (as a percentage of Benefit Base)(1)

Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up
	2.50% 2.50% 2.50% 2.50%	For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement that accompanies the prospectus or Appendix H depending upon your Issue Date.

Administrative Expense, Maximum [Dollars]	$ 40
Administrative Expense, Current [Dollars]	$ 40
Administrative Expense, Footnotes [Text Block]	This represents the annual contract maintenance charge.We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.
Optional Benefit Expense, Footnotes [Text Block]	We deduct 25% of the annualized current charge from your Contract Value on a quarterly basis in arrears.
Annual Portfolio Company Expenses [Table Text Block]

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.51%	1.92%

Portfolio Company Expenses [Text Block]	Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).
Portfolio Company Expenses Minimum [Percent]	0.51%
Portfolio Company Expenses Maximum [Percent]	1.92%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in the Contract.
Market Risk.  You can lose money in a variable annuity, including potential loss of your entire amount invested.  The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund.  You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.

Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The  CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and a 10% additional income tax may apply to the taxable portion if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Envision  Variable Annuity Contract,”   “Withdrawals,” and “Taxes.”
Contract Benefits Risk. Investment Restrictions – Opportunity Risks. RetirePay restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under RetirePay from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect RetirePay.
Risk Associated With Election of RetirePay. RetirePay includes several requirements and limitations that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for RetirePay without fully realizing the guarantees available under the benefit. For example, Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal. Additionally, if your Contract terminates before the Settlement Phase, you will not have maximized the benefits provided under RetirePay.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.
Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract and to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term or into a current DCA Term. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional 10% federal income tax may apply to the taxable portion. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks.  Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Defined Outcome Funds Risk. The Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).
Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer and less Contract and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option contracts) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.
At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.
Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.
The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Contract Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The funds seek to provide a buffer against the first 10% of index price decreases over each outcome period, before Contract and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.
For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before Contract and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.
Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Account of MassMutual.
For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus. This fund is not available for Contracts issued in New York.

Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
		Standard	None
  Withdrawals, including withdrawals of the Annual Lifetime Benefit Amount while RetirePay is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.
  This benefit terminates when Contract terminates, upon annuitization, and upon due proof of Owner’s death and election of a payment method received by us in Good Order.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
MassMutual RetirePaySM	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional	Maximum RetirePay Charge: 2.50% For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement accompanying this prospectus or Appendix H depending upon your Issue Date.
  Can only be elected at time of Contract issue.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the benefit.
  Annual Lifetime Benefit Amount is not available until youngest Covered Person attains age 59½.
  If we increase the RetirePay Charge and you elect the RetirePay Charge Increase Opt-Out, it will terminate any future Automatic Step-Ups and your right to make subsequent Purchase Payments.
  A RetirePay Charge Increase Opt-Out is irrevocable once it becomes effective.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.	Optional	None	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
  Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.
  Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, or RetirePay are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment options.	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.
Annuity Payment Commutation	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.	Optional	None
  Available only for Annuity Options that include a Period Certain guarantee.
  May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.
  May not be taken after the end of the Period Certain portion of the Annuity Phase.
  May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.
  Withdrawal must be at least $10,000.
  Not available for Contracts issued in New York.

Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital.	Optional	None
  Confinement must begin after Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  Each withdrawal request must be made within 120 calendar days after services were provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic Withdrawal Program.
  May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”

Some of the benefits identified in the Benefits Available Under the Contract table are described in more detail following the table and other benefits are disclosed in more detail in other sections of the prospectus.
Death Benefit
If any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:
•	the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;
•	all applicable Contract features and benefits will be in the surviving spouse’s name; and
•	the surviving spouse will exercise all of the Owner’s rights under the Contract.
Restrictions are as follows:
•	if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;
•	if the surviving spouse is not a Covered Person, RetirePay will be terminated.
If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.
The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
The death benefit during the Accumulation Phase will be the greater of (1) and (2) below.
(1)	The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
            A = the Contract Value withdrawn, including any applicable CDSC;
            B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.
(2)	The Contract Value.
A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction, including withdrawals of the Annual Lifetime Benefit Amount if RetirePay is in effect. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro rata adjustment to the death benefit amount, the death benefit amount will be reduced by more than the actual dollar amount of the withdrawals when the death benefit is greater than the Contract Value. See “Appendix D – Return of Purchase Payment Death Benefit Examples.”
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
The Return of Purchase Payment Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse.
The availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.
For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.
•
Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•
Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.

•
Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•
Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the section below entitled  “Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”
For Non-Qualified Contracts, any portion of the death benefit not applied to Option 3 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts) under Option 1 or Option 2. This is true even if you have restricted the Beneficiary’s payout option.  In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period.  You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.
We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.
If a Beneficiary chooses to receive payment of the Death Benefit other than as a lump sum, their successor Beneficiary will only receive any remaining Contract Value in the event of death before full distribution has been made. The Death Benefit will not apply upon the death of the Beneficiary.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the Beneficiary over that Beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other Qualified Contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity Contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current Contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated Beneficiary, and certain trusts as Beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust Beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated Beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.
See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Eligibility Requirements/Restrictions:
If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply:
•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death.

•	We will not offer a Beneficiary IRA to a trust.
•	RMDs must be made at least annually through a SWP that we administer. The SWP cannot be terminated.
•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional contributions cannot be applied to the Contract.
•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•
A Beneficiary IRA may only be established by the Beneficiary of the IRA Owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.

•	Joint ownership of a Beneficiary IRA is not allowed.
•	If RetirePay is in effect, it will be terminated.
Beneficiaries should consult a tax adviser for advice prior to establishing a Beneficiary IRA.
If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”
Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/ Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/ Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.
Due Proof of Death
For purposes of determining due proof of death, we require:
•	a certified death certificate; or
•	a certified decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.

Benefits Available [Table Text Block]

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
		Standard	None
  Withdrawals, including withdrawals of the Annual Lifetime Benefit Amount while RetirePay is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.
  This benefit terminates when Contract terminates, upon annuitization, and upon due proof of Owner’s death and election of a payment method received by us in Good Order.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
MassMutual RetirePaySM	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional	Maximum RetirePay Charge: 2.50% For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement accompanying this prospectus or Appendix H depending upon your Issue Date.
  Can only be elected at time of Contract issue.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the benefit.
  Annual Lifetime Benefit Amount is not available until youngest Covered Person attains age 59½.
  If we increase the RetirePay Charge and you elect the RetirePay Charge Increase Opt-Out, it will terminate any future Automatic Step-Ups and your right to make subsequent Purchase Payments.
  A RetirePay Charge Increase Opt-Out is irrevocable once it becomes effective.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.	Optional	None	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
  Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.
  Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, or RetirePay are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment options.	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.
Annuity Payment Commutation	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.	Optional	None
  Available only for Annuity Options that include a Period Certain guarantee.
  May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.
  May not be taken after the end of the Period Certain portion of the Annuity Phase.
  May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.
  Withdrawal must be at least $10,000.
  Not available for Contracts issued in New York.

Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital.	Optional	None
  Confinement must begin after Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  Each withdrawal request must be made within 120 calendar days after services were provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic Withdrawal Program.
  May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”

Optional Benefit Expense, Footnotes [Text Block]	We deduct 25% of the annualized current charge from your Contract Value on a quarterly basis in arrears.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A
Investment Options Available Under the Contract
Funds Available Under the Contract
The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While RetirePay is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement or Appendix H  depending upon your Issue Date to see the investment options available to you while RetirePay  is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.25%	12.54%	7.95%	7.73%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	7.37%	4.46%	4.91%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	6.41%	3.67%	4.27%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.17%	10.50%	6.76%	6.72%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	10.61%	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	14.19%	—	—
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13%	8.58%	5.19%	5.55%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
		0.89%	6.08%	2.81%	3.60%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.18% (*)	2.79%	-0.43%	1.28%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89% (*)	2.59%	1.85%	2.16%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	3.62%	0.20%	1.54%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%	6.11%	1.43%	1.81%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.88%	0.26%	-0.81%	0.88%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.16%	5.31%	2.62%	—
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	14.36%	7.59%	7.63%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.75% (*)	18.85%	11.92%	9.99%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.68%	19.09%	10.53%	8.80%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	11.41%	8.20%	7.99%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.98%	14.55%	9.94%	9.06%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 2) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.95% (*)	23.10%	14.78%	12.52%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.81%	33.45%	16.74%	13.33%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.13%	9.78%	9.42%	10.33%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	23.36%	12.91%	13.15%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	19.60%	12.24%	11.53%
Large Cap Growth	Macquarie VIP Growth Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00%	23.90%	16.13%	15.27%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.02%	35.38%	13.63%	14.22%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	33.77%	17.85%	15.00%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.29%	7.05%	7.79%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	6.97%	7.50%	8.05%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	9.89%	8.86%	7.55%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	12.66%	10.37%	8.89%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.10%	23.92%	9.92%	11.29%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	15.32%	9.61%	12.12%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.08%	10.82%	7.46%	9.92%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (*)	10.01%	7.31%	8.97%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.15% (*)	2.12%	2.74%	5.54%
International/Global	American Funds Insurance Series® New World Fund® (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.07% (*)	6.33%	4.29%	5.96%
International/Global
Fidelity® VIP Overseas Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.98%	4.81%	5.50%	6.06%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	-1.81%	2.83%	4.15%
International/Global	Janus Henderson Overseas Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	1.13%	31.76%	17.80%	19.06%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.21%	3.12%	3.95%	3.04%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.21% (*)	0.66%	3.38%	4.05%
Specialty (5)
Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.84%	4.86%	5.19%	7.69%
Specialty (5)
Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.86%	6.25%	1.94%	3.67%
Specialty (5)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	31.76%	17.80%	19.06%
Specialty (5)
Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
		0.85% (*)	12.44%	6.56%	5.27%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (5)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.43%	14.56%	6.03%	5.09%
Specialty (5)	Vest U.S. Large Cap 10% Buffer Strategies VI Fund (Class I)(6) Adviser: VestSM Financial LLC Sub-Adviser: N/A	1.05% (*)	18.73%	—	—
		[11],[12],[13],[14],[15],[16],[17]
Prospectuses Available [Text Block]	The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While RetirePay is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement or Appendix H depending upon your Issue Date to see the investment options available to you while RetirePay is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.25%	12.54%	7.95%	7.73%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	7.37%	4.46%	4.91%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	6.41%	3.67%	4.27%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.17%	10.50%	6.76%	6.72%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	10.61%	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	14.19%	—	—
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13%	8.58%	5.19%	5.55%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
		0.89%	6.08%	2.81%	3.60%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.18% (*)	2.79%	-0.43%	1.28%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89% (*)	2.59%	1.85%	2.16%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	3.62%	0.20%	1.54%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%	6.11%	1.43%	1.81%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.88%	0.26%	-0.81%	0.88%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.16%	5.31%	2.62%	—
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	14.36%	7.59%	7.63%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.75% (*)	18.85%	11.92%	9.99%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.68%	19.09%	10.53%	8.80%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	11.41%	8.20%	7.99%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.98%	14.55%	9.94%	9.06%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 2) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.95% (*)	23.10%	14.78%	12.52%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.81%	33.45%	16.74%	13.33%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.13%	9.78%	9.42%	10.33%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	23.36%	12.91%	13.15%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	19.60%	12.24%	11.53%
Large Cap Growth	Macquarie VIP Growth Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00%	23.90%	16.13%	15.27%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.02%	35.38%	13.63%	14.22%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	33.77%	17.85%	15.00%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.29%	7.05%	7.79%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	6.97%	7.50%	8.05%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	9.89%	8.86%	7.55%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	12.66%	10.37%	8.89%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.10%	23.92%	9.92%	11.29%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	15.32%	9.61%	12.12%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.08%	10.82%	7.46%	9.92%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (*)	10.01%	7.31%	8.97%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.15% (*)	2.12%	2.74%	5.54%
International/Global	American Funds Insurance Series® New World Fund® (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.07% (*)	6.33%	4.29%	5.96%
International/Global
Fidelity® VIP Overseas Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.98%	4.81%	5.50%	6.06%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	-1.81%	2.83%	4.15%
International/Global	Janus Henderson Overseas Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	1.13%	31.76%	17.80%	19.06%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.21%	3.12%	3.95%	3.04%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.21% (*)	0.66%	3.38%	4.05%
Specialty (5)
Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.84%	4.86%	5.19%	7.69%
Specialty (5)
Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.86%	6.25%	1.94%	3.67%
Specialty (5)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	31.76%	17.80%	19.06%
Specialty (5)
Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
		0.85% (*)	12.44%	6.56%	5.27%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (5)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.43%	14.56%	6.03%	5.09%
Specialty (5)	Vest U.S. Large Cap 10% Buffer Strategies VI Fund (Class I)(6) Adviser: VestSM Financial LLC Sub-Adviser: N/A	1.05% (*)	18.73%	—	—

MML Aggressive Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Aggressive Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	7.73%
MML American Funds Core Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Core Allocation Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	6.81%
MML Balanced Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Balanced Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	4.91%
MML Conservative Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Conservative Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.41%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	4.27%
MML Growth Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Growth Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
MML iShares® 60/40 Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML iShares® 60/40 Allocation Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.61%
MML iShares 80/20 Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML iShares® 80/20 Allocation Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.19%
MML Moderate Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Moderate Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	5.55%
MML U.S. Government Money Market Fund
Prospectus:
Portfolio Company Name [Text Block]	MML U.S. Government Money Market Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Fidelity® VIP Strategic Income Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.08%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Invesco V.I. Global Strategic Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	2.79%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	1.28%
MML Inflation-Protected and Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Inflation-Protected and Income Fund
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.16%
MML Managed Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Bond Fund
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.54%
MML Short-Duration Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Short-Duration Bond Fund
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	1.81%
MML Total Return Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Total Return Bond Fund
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	0.26%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	0.88%
PIMCO Income Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	2.62%
MML Blend Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blend Fund
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.63%
American Funds Insurance Series® Washington Mutual Investors Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	9.99%
MML Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Fund
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	19.09%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.80%
MML Equity Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Income Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	7.99%
MML Income & Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Columbia Variable Portfolio - Contrarian Core Fund
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	12.52%
Fidelity® VIP Contrafund® Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
MML Focused Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	10.33%
MML Fundamental Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Fundamental Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	12.91%
Average Annual Total Returns, 10 Years [Percent]	13.15%
MML Sustainable Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.60%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	11.53%
Macquarie VIP Growth Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Growth Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.90%
Average Annual Total Returns, 5 Years [Percent]	16.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
MML American Funds Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Growth Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	31.11%
Average Annual Total Returns, 5 Years [Percent]	18.33%
Average Annual Total Returns, 10 Years [Percent]	16.10%
MML Blue Chip Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blue Chip Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	35.38%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	14.22%
MML Large Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Large Cap Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	33.77%
Average Annual Total Returns, 5 Years [Percent]	17.85%
Average Annual Total Returns, 10 Years [Percent]	15.00%
MML Mid Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.79%
MML Small Company Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Company Value Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.05%
MML Small/Mid-Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small/Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	7.55%
MML Small Cap Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Janus Henderson Enterprise Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio (Service)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
MML Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	9.92%
MML Small Cap Growth Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Growth Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	8.97%
American Funds Insurance Series® Global Small Capitalization Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	5.54%
American Funds Insurance Series® New World Fund®
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Fidelity® VIP Overseas Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Invesco Oppenheimer V.I. International Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(1.81%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Janus Henderson Overseas Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Service)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	31.76%
Average Annual Total Returns, 5 Years [Percent]	17.80%
Average Annual Total Returns, 10 Years [Percent]	19.06%
MML Foreign Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Foreign Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	3.12%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.04%
MML Global Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Global Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
MML International Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML International Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company and Harris Associates L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	0.66%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Fidelity® VIP Health Care Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Fidelity® VIP Real Estate Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Janus Henderson Global Technology and Innovation Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (Service)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.76%
Average Annual Total Returns, 5 Years [Percent]	17.80%
Average Annual Total Returns, 10 Years [Percent]	19.06%
Macquarie VIP Asset Strategy Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
MML Managed Volatility Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Volatility Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Gateway Investment Advisers, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Vest U.S.Large Cap 10% Buffer Strategies VI Fund
Prospectus:
Portfolio Company Name [Text Block]	Vest U.S. Large Cap 10% Buffer Strategies VI Fund (Class I)
Portfolio Company Adviser [Text Block]	VestSM Financial LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.73%
Most Maximum Expenses
Prospectus:
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$12,020
$22,733
$29,183
$59,906
$10,970
$19,583
$23,933
$49,406
Minimum Fund operating expenses
$10,610
$18,368
$21,679
$43,713
$9,560
$15,275
$16,625
$34,145

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,020
Surrender Expense, 1 Year, Minimum [Dollars]	10,610
Surrender Expense, 3 Years, Maximum [Dollars]	22,733
Surrender Expense, 3 Years, Minimum [Dollars]	18,368
Surrender Expense, 5 Years, Maximum [Dollars]	29,183
Surrender Expense, 5 Years, Minimum [Dollars]	21,679
Surrender Expense, 10 Years, Maximum [Dollars]	59,906
Surrender Expense, 10 Years, Minimum [Dollars]	$ 43,713
Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$29,183
$59,906
N/A
N/A
$23,933
$49,406
Minimum Fund operating expenses
N/A
N/A
$21,679
$43,713
N/A
N/A
$16,625
$34,145

Annuitized Expense, 5 Years, Maximum [Dollars]	$ 29,183
Annuitized Expense, 5 Years, Minimum [Dollars]	21,679
Annuitized Expense, 10 Years, Maximum [Dollars]	59,906
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 43,713
No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$5,720
$17,333
$29,183
$59,906
$4,670
$14,183
$23,933
$49,406
Minimum Fund operating expenses
$4,310
$12,968
$21,679
$43,713
$3,260
$9,875
$16,625
$34,145

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,720
No Surrender Expense, 1 Year, Minimum [Dollars]	4,310
No Surrender Expense, 3 Years, Maximum [Dollars]	17,333
No Surrender Expense, 3 Years, Minimum [Dollars]	12,968
No Surrender Expense, 5 Years, Maximum [Dollars]	29,183
No Surrender Expense, 5 Years, Minimum [Dollars]	21,679
No Surrender Expense, 10 Years, Maximum [Dollars]	59,906
No Surrender Expense, 10 Years, Minimum [Dollars]	43,713
Most Current Expenses
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,970
Surrender Expense, 1 Year, Minimum [Dollars]	9,560
Surrender Expense, 3 Years, Maximum [Dollars]	19,583
Surrender Expense, 3 Years, Minimum [Dollars]	15,275
Surrender Expense, 5 Years, Maximum [Dollars]	23,933
Surrender Expense, 5 Years, Minimum [Dollars]	16,625
Surrender Expense, 10 Years, Maximum [Dollars]	49,406
Surrender Expense, 10 Years, Minimum [Dollars]	34,145
Annuitized Expense, 5 Years, Maximum [Dollars]	23,933
Annuitized Expense, 5 Years, Minimum [Dollars]	16,625
Annuitized Expense, 10 Years, Maximum [Dollars]	49,406
Annuitized Expense, 10 Years, Minimum [Dollars]	34,145
No Surrender Expense, 1 Year, Maximum [Dollars]	4,670
No Surrender Expense, 1 Year, Minimum [Dollars]	3,260
No Surrender Expense, 3 Years, Maximum [Dollars]	14,183
No Surrender Expense, 3 Years, Minimum [Dollars]	9,875
No Surrender Expense, 5 Years, Maximum [Dollars]	23,933
No Surrender Expense, 5 Years, Minimum [Dollars]	16,625
No Surrender Expense, 10 Years, Maximum [Dollars]	49,406
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 34,145
Least Maximum Expenses
Prospectus:
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$9,520
$15,233
$16,683
$34,906
$9,520
$15,233
$16,683
$34,906
Minimum Fund operating expenses
$8,110
$11,005
$9,646
$20,932
$8,110
$11,005
$9,646
$20,932

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,520
Surrender Expense, 1 Year, Minimum [Dollars]	8,110
Surrender Expense, 3 Years, Maximum [Dollars]	15,233
Surrender Expense, 3 Years, Minimum [Dollars]	11,005
Surrender Expense, 5 Years, Maximum [Dollars]	16,683
Surrender Expense, 5 Years, Minimum [Dollars]	9,646
Surrender Expense, 10 Years, Maximum [Dollars]	34,906
Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,932
Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$16,683
$34,906
N/A
N/A
$16,683
$34,906
Minimum Fund operating expenses
N/A
N/A
$9,646
$20,932
N/A
N/A
$9,646
$20,932

Annuitized Expense, 5 Years, Maximum [Dollars]	$ 16,683
Annuitized Expense, 5 Years, Minimum [Dollars]	9,646
Annuitized Expense, 10 Years, Maximum [Dollars]	34,906
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 20,932
No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$3,220
$9,833
$16,683
$34,906
$3,220
$9,833
$16,683
$34,906
Minimum Fund operating expenses
$1,810
$5,605
$9,646
$20,932
$1,810
$5,605
$9,646
$20,932

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,220
No Surrender Expense, 1 Year, Minimum [Dollars]	1,810
No Surrender Expense, 3 Years, Maximum [Dollars]	9,833
No Surrender Expense, 3 Years, Minimum [Dollars]	5,605
No Surrender Expense, 5 Years, Maximum [Dollars]	16,683
No Surrender Expense, 5 Years, Minimum [Dollars]	9,646
No Surrender Expense, 10 Years, Maximum [Dollars]	34,906
No Surrender Expense, 10 Years, Minimum [Dollars]	20,932
Least Current Expenses
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,520
Surrender Expense, 1 Year, Minimum [Dollars]	8,110
Surrender Expense, 3 Years, Maximum [Dollars]	15,233
Surrender Expense, 3 Years, Minimum [Dollars]	11,005
Surrender Expense, 5 Years, Maximum [Dollars]	16,683
Surrender Expense, 5 Years, Minimum [Dollars]	9,646
Surrender Expense, 10 Years, Maximum [Dollars]	34,906
Surrender Expense, 10 Years, Minimum [Dollars]	20,932
Annuitized Expense, 5 Years, Maximum [Dollars]	16,683
Annuitized Expense, 5 Years, Minimum [Dollars]	9,646
Annuitized Expense, 10 Years, Maximum [Dollars]	34,906
Annuitized Expense, 10 Years, Minimum [Dollars]	20,932
No Surrender Expense, 1 Year, Maximum [Dollars]	3,220
No Surrender Expense, 1 Year, Minimum [Dollars]	1,810
No Surrender Expense, 3 Years, Maximum [Dollars]	9,833
No Surrender Expense, 3 Years, Minimum [Dollars]	5,605
No Surrender Expense, 5 Years, Maximum [Dollars]	16,683
No Surrender Expense, 5 Years, Minimum [Dollars]	9,646
No Surrender Expense, 10 Years, Maximum [Dollars]	34,906
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,932
Separate Account Dollar Cost Averaging Program
Prospectus:
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, or RetirePay are in effect.
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Systematic Withdrawal Program
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws Contract Value proportionally from all of your investment options.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	In order to participate in this program:(1) there must be at least $5,000in Contract Value, and(2) the minimum withdrawal amountmust be $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Annuity Payment Commutation
Prospectus:
Name of Benefit [Text Block]	Annuity Payment Commutation
Purpose of Benefit [Text Block]	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only for Annuity Options that include a Period Certain guarantee.May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.May not be taken after the end of the Period Certain portion of the Annuity Phase.May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.Withdrawal must be at least $10,000.Not available for Contracts issued in New York.
Name of Benefit [Text Block]	Annuity Payment Commutation
Terminal Illness Withdrawal Benefit
Prospectus:
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
Purpose of Benefit [Text Block]	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.Each withdrawal request must be made one year or more after Issue Date.We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
MassMutual RetirePaySM
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	MassMutual RetirePaySM
Purpose of Benefit [Text Block]	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	Can only be elected at time of Contract issue.May allocate Contract Value only to certain Sub-Accounts.May not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal.Excess Withdrawals negatively impact the benefit.Annual Lifetime Benefit Amount is not available until youngest Covered Person attains age 59½.If we increase the RetirePay Charge and you elect the RetirePay Charge Increase Opt-Out, it will terminate any future Automatic Step-Ups and your right to make subsequent Purchase Payments.A RetirePay Charge Increase Opt-Out is irrevocable once it becomes effective.
Name of Benefit [Text Block]	MassMutual RetirePaySM
Automatic Rebalancing Program
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.
Name of Benefit [Text Block]	Automatic Rebalancing Program
Nursing Home and Hospital Withdrawal Benefit
Prospectus:
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Purpose of Benefit [Text Block]	Allows withdrawal of some orall Contract Value withoutincurring a CDSC if admittedto a licensed nursing carefacility or accredited hospital.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Confinement must begin after Issue Date.Each withdrawal request must be made one year or more after Issue Date.Each withdrawal request must be made within 120 calendar days after services were provided.Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.Cannot use with Systematic Withdrawal Program.
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
DCA Fixed Account
Prospectus:
Name of Benefit [Text Block]	DCA Fixed Account
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.You cannot transfer current Contract Value into the DCA Fixed Account.No unscheduled transfers may be made from the DCA Fixed Account.
Name of Benefit [Text Block]	DCA Fixed Account
Death Benefit
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Withdrawals, including withdrawals of the Annual Lifetime Benefit Amount while RetirePay is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.This benefit terminates when Contract terminates, upon annuitization, and upon due proof of Owner’s death and election of a payment method received by us in Good Order.
Name of Benefit [Text Block]	Death Benefit
Death of Owner During the Accumulation Phase
Prospectus:
Operation of Benefit [Text Block]	Death of Owner During the Accumulation PhaseIf any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;all applicable Contract features and benefits will be in the surviving spouse’s name; andthe surviving spouse will exercise all of the Owner’s rights under the Contract.Restrictions are as follows:if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;if the surviving spouse is not a Covered Person, RetirePay will be terminated.If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Amount During the Accumulation PhaseReturn of Purchase Payment Death BenefitThe death benefit during the Accumulation Phase will be the greater of (1) and (2) below.The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
            A = the Contract Value withdrawn, including any applicable CDSC;
            B = the Contract Value immediately prior to the withdrawal; and
	C = the total Purchase Payments adjusted for any prior withdrawals.The Contract Value.A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction, including withdrawals of the Annual Lifetime Benefit Amount if RetirePay is in effect. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro rata adjustment to the death benefit amount, the death benefit amount will be reduced by more than the actual dollar amount of the withdrawals when the death benefit is greater than the Contract Value. See “Appendix D – Return of Purchase Payment Death Benefit Examples.”The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).The Return of Purchase Payment Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse.
Death Benefit Payment Options During the Accumulation Phase
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Payment Options During the Accumulation PhaseThe availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the section below entitled “Beneficiary IRA” for rules and restrictions.If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”For Non-Qualified Contracts, any portion of the death benefit not applied to Option 3 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts) under Option 1 or Option 2. This is true even if you have restricted the Beneficiary’s payout option. In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period. You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.If a Beneficiary chooses to receive payment of the Death Benefit other than as a lump sum, their successor Beneficiary will only receive any remaining Contract Value in the event of death before full distribution has been made. The Death Benefit will not apply upon the death of the Beneficiary.Lump Sum PaymentsIf a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.Beneficiary IRABeneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the Beneficiary over that Beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other Qualified Contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity Contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current Contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated Beneficiary, and certain trusts as Beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust Beneficiary).However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated Beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.Eligibility Requirements/Restrictions:If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply:The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death.We will not offer a Beneficiary IRA to a trust.RMDs must be made at least annually through a SWP that we administer. The SWP cannot be terminated.Withdrawals will not be subject to a CDSC.The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.Additional contributions cannot be applied to the Contract.Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.A Beneficiary IRA may only be established by the Beneficiary of the IRA Owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.Joint ownership of a Beneficiary IRA is not allowed.If RetirePay is in effect, it will be terminated.Beneficiaries should consult a tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Prospectus:
Operation of Benefit [Text Block]	Death of Owner During the Annuity PhaseUpon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
Prospectus:
Operation of Benefit [Text Block]	Death of AnnuitantIf an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/ Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/ Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.Due Proof of DeathFor purposes of determining due proof of death, we require:a certified death certificate; ora certified decree of a court of competent jurisdiction as to the finding of death; orany other proof satisfactory to us.
Risk of Loss
Prospectus:
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]
No.
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs may apply for up to seven years following your last Purchase Payment.
  If CDSCs apply, they will reduce the value of your Contract if you withdraw money during the  CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
  Withdrawals may result in income taxes and premature distribution taxes.

Risks Associated with Investment Options
Prospectus:
Risk [Text Block]
  An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund and fixed account has its own unique risks.
  You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.

Insurance Company Risks
Prospectus:
Risk [Text Block]
  Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.
Market Risk
Prospectus:
Principal Risk [Text Block]	Market Risk. You can lose money in a variable annuity, including potential loss of your entire amount invested. The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.
Early Withdrawal Risk
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and a 10% additional income tax may apply to the taxable portion if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Envision Variable Annuity Contract,” “Withdrawals,” and “Taxes.”
Contract Benefits Risk
Prospectus:
Principal Risk [Text Block]	Contract Benefits Risk. Investment Restrictions – Opportunity Risks. RetirePay restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under RetirePay from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect RetirePay.
Risk Associated With Election of RetirePay
Prospectus:
Principal Risk [Text Block]	Risk Associated With Election of RetirePay. RetirePay includes several requirements and limitations that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for RetirePay without fully realizing the guarantees available under the benefit. For example, Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal. Additionally, if your Contract terminates before the Settlement Phase, you will not have maximized the benefits provided under RetirePay.
Contract Changes Risk
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract and to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term or into a current DCA Term. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information.
Tax Consequences
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional 10% federal income tax may apply to the taxable portion. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Defined Outcome Funds Risk
Prospectus:
Principal Risk [Text Block]	Defined Outcome Funds Risk. The Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer and less Contract and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option contracts) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Contract Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The funds seek to provide a buffer against the first 10% of index price decreases over each outcome period, before Contract and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before Contract and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Account of MassMutual.For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus. This fund is not available for Contracts issued in New York.
Single Life Highest Anniversary Value Step-up
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Joint Life Highest Anniversary Value Step-up
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Single Life Highest Quarterly Value Step-up
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Joint Life Highest Quarterly Value Step-up
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%

[1]
(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.

[2]
(2)	As a percentage of Fund assets.

[3]
(3)	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.

[4]
(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.

[5]
(5)	The calculation of the current highest annual cost assumes election of the RetirePay feature.

[6]
(1)	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.
The  CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).
See “Charges and Deductions – Contingent Deferred Sales Charge (CDSC)” for more information.

[7]
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[8]
(1)	This represents the annual contract maintenance charge. We currently waive this charge if your Contract Value is $100,000 or more when the deduction is made. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.

[9]
(1)	We deduct 25% of the annualized current charge from your Contract Value on a quarterly basis in arrears.

[10]
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.

[11]
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

[12]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[13]
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

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(3)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

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(4)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.

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(5)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

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(6)	Buffer funds employ a strategy to provide buffer protection, which includes a capped upside return risk and an outcome period risk. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds and provide limited protection in the event of a market downturn. This may conflict with your investment objectives by limiting your ability to maximize growth of your Contract Value. For more information about the risks associated with buffer funds, please see “Principal Risks of Investing in the Contract – Defined Outcome Funds Risk.” This fund is not available for policies issued in New York.